Revenue - Additional Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Revenue from Contract with Customer [Abstract]
Revenue recognized from deferred revenue	$ 5.9	$ 2.1
Contractual obligation recognized in remainder of 2022	6.3
Contractual obligation recognized in remainder of 2023	2.4
Contractual obligation recognized in 2024	1.1
Contractual obligation recognized thereafter	$ 0.2
Amortization Period	1 year